UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2015

Date of reporting period:	July 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2015 is attached hereto.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2015.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: September 29, 2015

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: September 29, 2015

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JULY 31, 2015

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES July 31, 2015 (Unaudited)

ASSETS AND LIABILITIES	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 4 & 5):
Investments other than securities:
Gold assets (identified cost $969,900,596; $—; $—; and $—, respectively)	$882,412,823	$—	$—	$—
Silver assets (identified cost $294,871,840; $—; $—; and $—, respectively)	198,556,911	—	—	—
Swiss franc deposits (identified cost $—; $—; $—; and $—, respectively)	—	—	—	—

	1,080,969,734	—	—	—
Swiss franc bonds	383,636,040	—	—	—
Real estate and natural resource stocks	679,626,500	—	—	—
Aggressive growth stocks	709,537,750	—	—	41,226,350
Corporate bonds	574,680,239	—	14,157,607	—
Preferred stocks	—	—	657,750	—
United States Treasury securities	679,683,038	21,630,561	—	—

Total investments (identified cost $4,072,860,008; $21,634,636; $15,595,276; and $20,360,004, respectively)	4,108,133,301	21,630,561	14,815,357	41,226,350

Cash	5,820,323	25,516	27,154	—
Accounts receivable for investments sold	29,754,796	—	—	495,285
Accounts receivable for shares of the portfolio sold	774,057	—	—	10,761
Accrued interest, dividends and foreign taxes receivable	34,140,614	15,360	224,549	31,463
Prepaid expenses	16,917	—	—	—

Total assets	4,178,640,008	21,671,437	15,067,060	41,763,859

LIABILITIES
Bank overdraft	—	—	—	593,583
Accounts payable for shares of the portfolio redeemed	9,995,191	16,538	12,116	8,630
Accrued investment advisory fee	2,889,624	12,423	10,600	41,681
Accrued directors’ fees and expenses	22,402	353	428	994
Other accrued expenses	138	96	131	387

Total liabilities	12,907,355	29,410	23,275	645,275

Net assets applicable to outstanding shares	$4,165,732,653	$21,642,027	$15,043,785	$41,118,584

NET ASSETS
Capital stock — par value $.001 per share:
Authorized — 400,000,000; 25,000,000; 25,000,000; and 25,000,000 shares, respectively
Outstanding — 108,669,013; 333,035; 253,638; and 586,203 shares, respectively	$108,669	$333	$254	$586

Paid-in capital	3,801,180,969	21,727,385	15,337,270	17,323,560

	3,801,289,638	21,727,718	15,337,524	17,324,146
Undistributed net investment income (loss) (Note 1)	25,387,121	(78,288)	378,491	103,446
Accumulated net realized gain (loss) on investments	291,474,912	(3,328)	107,689	2,824,646
Accumulated net realized gain on foreign currency transactions	13,024,861	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 5)	35,273,293	(4,075)	(779,919)	20,866,346
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(717,172)	—	—	—

Net assets applicable to outstanding shares	$4,165,732,653	$21,642,027	$15,043,785	$41,118,584

Net asset value per share	$ 38.33	$ 64.98	$ 59.31	$ 70.14

2	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF OPERATIONS Six Months Ended July 31, 2015 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Investment income (Note 1):
Interest	$18,162,181	$5,425	$387,492	$—
Dividends	24,993,271	—	22,266	347,520
Other income	116	—	—	—

	43,155,568	5,425	409,758	347,520
Expenses (Note 3):
Investment advisory fee	19,029,139	121,825	98,063	262,901
Directors’ fees and expenses	313,376	1,188	1,048	2,786
Legal expense	58,031	221	194	516

Total expenses	19,400,546	123,234	99,305	266,203
Less waiver of investment advisory fee	—	(51,295)	(30,967)	—

Net expenses	19,400,546	71,939	68,338	266,203

Net investment income (loss) before foreign income taxes deducted at source	23,755,022	(66,514)	341,420	81,317
Less foreign income taxes deducted at source, net of refundable taxes	(66,935)	—	—	—

Net investment income (loss)	23,688,087	(66,514)	341,420	81,317

Net realized and unrealized gain (loss) on investments and foreign currency (Notes 1, 4 & 5):

Net realized gain (loss) on:
Investments in securities	143,401,832	—	77,059	1,831,513
Investments other than securities	(29,020,640)	—	—	—
Foreign currency transactions	13,024,861	—	—	—

	127,406,053	—	77,059	1,831,513
Change in unrealized appreciation (depreciation) of:
Investments	(437,158,511)	(3,843)	(706,509)	(135,185)
Translation of assets and liabilities in foreign currencies	(934,154)	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	(310,686,612)	(3,843)	(629,450)	1,696,328

Net increase (decrease) in net assets resulting from operations	$(286,998,525)	$(70,357)	$(288,030)	$1,777,645

See accompanying notes to financial statements.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Operations:
Net investment income (loss)	$23,688,087	$50,198,334
Net realized gain (loss) on investments in securities	143,401,832	401,506,615
Net realized gain (loss) on investments other than securities	(29,020,640)	11,629,468
Net realized gain on foreign currency transactions	13,024,861	6,489,331
Change in unrealized appreciation (depreciation) of investments	(437,158,511)	(282,008,341)
Change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(934,154)	(751,168)

Net increase (decrease) in net assets resulting from operations	(286,998,525)	187,064,239

Equalization on shares issued and redeemed:	(2,896,875)	(12,258,765)

Distributions to shareholders from (Note 2):
Net investment income	—	(39,508,130)
Net realized gain on investments	—	(424,357,994)

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (loss) (Note 7):	(1,178,393,211)	(3,069,268,394)

Net increase (decrease) in net assets	(1,468,288,611)	(3,358,329,044)

Net assets at beginning of period	5,634,021,264	8,992,350,308

Net assets at end of period (including undistributed net investment income (loss) of $25,387,121 and $1,699,034; $(78,288) and $(11,774); $378,491 and $37,071; and $103,446 and $22,129, respectively)	$4,165,732,653	$5,634,021,264

4	See accompanying notes to financial statements.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

$(66,514)	$(144,924)	$341,420	$644,806	$81,317	$153,486
—	(87)	77,059	182,546	1,831,513	2,215,419
—	—	—	—	—	—
—	—	—	—	—	—
(3,843)	(422)	(706,509)	(193,648)	(135,185)	689,157
—	—	—	—	—	—

(70,357)	(145,433)	(288,030)	633,704	1,777,645	3,058,062

—	—	(65,115)	115,026	(11,972)	(12,804)

—	—	—	(594,098)	—	(143,397)
—	—	—	(214,622)	—	(1,222,286)

681,530	(4,060,835)	(3,544,638)	4,714,585	(5,601,161)	(4,892,944)

611,173	(4,206,268)	(3,897,783)	4,654,595	(3,835,488)	(3,213,369)

21,030,854	25,237,122	18,941,568	14,286,973	44,954,072	48,167,441

$21,642,027	$21,030,854	$15,043,785	$18,941,568	$41,118,584	$44,954,072

5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 21.18% of Total Net Assets
334,082 Troy Oz.	Gold bullion (a)	$365,786,823
460,000 Coins	One-ounce gold coins (a)	516,626,000

	Total Gold Assets (identified cost $969,900,596)	$882,412,823

	SILVER ASSETS — 4.77% of Total Net Assets
13,148,946 Troy Oz.	Silver bullion (a)	$193,894,361
379 Bags	Silver coins (a)	4,662,550

	Total Silver Assets (identified cost $294,871,840)	$198,556,911

Principal Amount
	SWISS FRANC ASSETS — 9.21% of Total Net Assets
CHF —	Swiss franc deposits (a)	$—

CHF 25,000,000	3.000% Swiss Confederation Bonds, 01-08-18	$28,349,897
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	118,423,885
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	118,353,513
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	118,508,745

	Total Swiss Confederation bonds	$383,636,040

	Total Swiss Franc Assets (identified cost $341,264,381)	$383,636,040

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.31% of Total Net Assets

	NATURAL RESOURCES — 6.31% of Total Net Assets
200,000	Apache Corporation	$9,172,000
1,500,000	BHP Billiton, Ltd. (b)	57,555,000
200,000	BP, p.l.c. (b)	7,394,000
500,000	Cameco Corporation	6,865,000
500,000	Canadian Natural Resources Ltd.	12,190,000
275,000	Chevron Corporation	24,332,000
275,000	ConocoPhillips	13,843,500
200,000	Devon Energy Corporation	9,884,000
200,000	Exxon Mobil Corporation	15,842,000
4,500,000	Freeport-McMoRan, Inc.	52,875,000
1,500,000	Halcon Resources Corporation (a)	1,650,000
3,000,000	Peabody Energy Corporation	3,600,000
1,000,000	Rio Tinto p.l.c (b)	38,620,000
600,000	South32 Limited (b)	3,822,000
1,000,000	Vale S.A. (b)	5,260,000

		$262,904,500

6	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 10.00% of Total Net Assets
250,000	Alexander & Baldwin, Inc.	$9,437,500
200,000	AvalonBay Communities, Inc.	34,468,000
200,000	Boston Properties, Inc.	24,656,000
200,000	Corporate Office Properties Trust	4,626,000
500,000	Digital Realty Trust, Inc.	32,135,000
750,000	Duke Realty Corporation	15,127,500
750,000	Equity One, Inc.	19,252,500
200,000	Essex Property Trust, Inc.	44,982,000
200,000	Federal Realty Investment Trust	27,358,000
1,500,000	Investors Real Estate Trust	10,815,000
500,000	Kimco Realty Corporation	12,355,000
500,000	Outfront Media, Inc.	12,565,000
1,500,000	Prologis, Inc.	60,915,000
150,000	Texas Pacific Land Trust	19,614,000
500,000	UDR, Inc.	16,905,000
200,000	Urstadt Biddle Properties, Inc.	3,440,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,550,000
250,000	Vornado Realty Trust	24,387,500
700,000	Washington Real Estate Investment Trust	18,788,000
500,000	Weyerhaeuser Company	15,345,000

		$416,722,000

	Total Real Estate and Natural Resource Stocks (identified cost $916,201,174)	$679,626,500

	AGGRESSIVE GROWTH STOCKS — 17.03% of Total Net Assets

	AEROSPACE — .62% of Total Net Assets
125,000	Lockheed Martin Corporation	$25,887,500

		$25,887,500

	CHEMICALS — .83% of Total Net Assets
125,000	Air Products & Chemicals, Inc.	$17,813,750
300,000	Chemtura Corporation (a)	8,229,000
200,000	Mosaic Company	8,588,000

		$34,630,750

	COMMUNICATIONS EQUIPMENT — .44% of Total Net Assets
300,000	Juniper Networks, Inc.	$8,526,000
150,000	Qualcomm, Inc.	9,658,500

		$18,184,500

	COMPUTER SOFTWARE & SERVICES — .35% of Total Net Assets
200,000	Autodesk, Inc. (a)	$10,116,000
200,000	Symantec Corporation	4,548,000

		$14,664,000

Continued on following page.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Number of Shares		Market Value
	ELECTRICAL EQUIPMENT & ELECTRONICS — .37% of Total Net Assets
700,000	Sanmina Corporation (a)	$15,449,000

		$15,449,000

	ENERGY SERVICES & PROCESSING — 1.23% of Total Net Assets
150,000	Baker Hughes, Inc.	$8,722,500
500,000	HollyFrontier Corporation	24,130,000
2,500,000	Parker Drilling Company (a)	6,350,000
150,000	Phillips 66	11,925,000

		$51,127,500

	ENGINEERING & CONSTRUCTION — .44% of Total Net Assets
150,000	Fluor Corporation	$7,012,500
250,000	Ryland Group, Inc.	11,367,500

		$18,380,000

	ENTERTAINMENT & LEISURE — 4.57% of Total Net Assets
250,000	CBS Corporation Class A	$13,932,500
200,000	Disney (Walt) Company	24,000,000
1,250,000	Facebook, Inc. Class A (a)	117,512,500
250,000	Viacom, Inc. Class A	14,287,500
200,000	Wynn Resorts, Ltd.	20,646,000

		$190,378,500

	FINANCIAL SERVICES — 3.45% of Total Net Assets
4,000,000	Janus Capital Group, Inc.	$65,520,000
600,000	Morgan Stanley	23,304,000
700,000	Schwab (Charles) Corporation	24,416,000
400,000	State Street Corporation	30,624,000

		$143,864,000

	MANUFACTURING — 1.54% of Total Net Assets
200,000	Agilent Technologies, Inc.	$8,190,000
200,000	Harley-Davidson, Inc.	11,660,000
150,000	Illinois Tool Works, Inc.	13,420,500
150,000	IPG Photonics Corporation (a)	13,833,000
150,000	Parker-Hannifin Corporation	16,912,500

		$64,016,000

	MATERIALS — .21% of Total Net Assets
200,000	Nucor Corporation	$8,828,000

		$8,828,000

	PHARMACEUTICALS — 1.43% of Total Net Assets
125,000	Amgen, Inc.	$22,073,750
150,000	Celgene Corporation (a)	19,687,500
150,000	Gilead Sciences, Inc.	17,679,000

		$59,440,250

8	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Number of Shares		Market Value
	RETAIL — .74% of Total Net Assets
125,000	Costco Wholesale Corporation	$18,162,500
150,000	Williams-Sonoma, Inc.	12,699,000

		$30,861,500

	TRANSPORTATION — .81% of Total Net Assets
125,000	FedEx Corporation	$21,427,500
125,000	Kansas City Southern	12,398,750

		$33,826,250

	Total Aggressive Growth Stocks (identified cost $385,792,161)	$709,537,750

Principal Amount
	DOLLAR ASSETS — 30.11% of Total Net Assets

	CORPORATE BONDS — 13.79% of Total Net Assets

	CHEMICALS — .30% of Total Net Assets
$12,500,000	2.750% du Pont (E.I.) de Nemours & Company, 04-01-16	$12,697,063

		$12,697,063

	COMMUNICATIONS EQUIPMENT — .89% of Total Net Assets
36,150,000	5.500% Cisco Systems, Inc., 02-22-16	$37,161,170

		$37,161,170

	FINANCIAL SERVICES — 3.72% of Total Net Assets
15,000,000	1.450% BB&T Corporation, 10-03-16	$15,093,645
37,500,000	1.125% JPMorgan Chase & Company, 02-26-16	37,549,350
50,000,000	3.450% JPMorgan Chase & Company, 03-01-16	50,723,550
23,500,000	5.125% Wells Fargo & Company, 09-15-16	24,491,265
25,750,000	5.750% Wells Fargo Bank, N.A., 05-16-16	26,750,220

		$154,608,030

	INSURANCE — 2.32% of Total Net Assets
15,000,000	3.450% Aflac, Inc., 08-15-15	$15,011,805
17,500,000	5.650% Ameriprise Financial, Inc., 11-15-15	17,732,015
45,000,000	4.750% Prudential Financial, Inc., 09-17-15	45,204,322
12,500,000	5.500% Prudential Financial, Inc., 03-15-16	12,848,494
5,701,000	3.000% Prudential Financial, Inc., 05-12-16	5,792,416

		$96,589,052
	MANUFACTURING — .30% of Total Net Assets
12,500,000	2.875% Bard (C. R.), Inc., 01-15-16	$12,589,531

		$12,589,531
	NATURAL RESOURCES — .36% of Total Net Assets
15,000,000	2.500% Occidental Petroleum Corporation, 02-01-16	$15,143,130

		$15,143,130

Continued on following page.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — 3.20% of Total Net Assets
$85,000,000	1.200% AbbVie, Inc., 11-06-15	$85,120,828
37,500,000	2.300% Amgen, Inc., 06-15-16	37,912,537
10,000,000	5.500% Wyeth, LLC (Pfizer, Inc.), 02-15-16	10,265,460

		$133,298,825
	RETAIL — 1.93% of Total Net Assets
37,500,000	.650% Amazon.com, Inc., 11-27-15	$37,513,575
35,000,000	5.400% Home Depot, Inc., 03-01-16	35,965,668
6,718,000	5.875% Target Corporation, 07-15-16	7,048,391

		$80,527,634
	UTILITIES — .77% of Total Net Assets
12,000,000	.650% Duke Energy Florida, Inc., 11-15-15	$12,007,122
5,000,000	3.000% Georgia Power Company, 04-15-16	5,076,588
14,780,000	2.350% Mississippi Power Company, 10-15-16	14,982,094

		$32,065,804

		$574,680,239

	UNITED STATES TREASURY SECURITIES — 16.32% of Total Net Assets
150,000,000	United States Treasury bond strips (Principal only) 1.601%, 08-15-20 (c)	$138,410,156
125,000,000	United States Treasury bonds 6.250%, 08-15-23	164,382,624
140,000,000	United States Treasury bonds 6.000%, 02-15-26	190,461,336
125,000,000	United States Treasury bonds 5.250%, 11-15-28	166,428,947
20,000,000	United States Treasury bills .008%, 08-06-15 (c)	19,999,975

		$679,683,038

	Total Dollar Assets (identified cost $1,164,829,856)	$1,254,363,277

	Total Portfolio — 98.61% of total net assets (identified cost $4,072,860,008) (d)	$4,108,133,301
	Other assets, less liabilities (1.39% of total net assets)	57,599,352

	Net assets applicable to outstanding shares	$4,165,732,653

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

10	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 99.95% of Total Net Assets
$4,000,000	United States Treasury notes .375%, 08-31-15	$4,000,640
4,000,000	United States Treasury notes .250%, 09-30-15	4,000,657
5,000,000	United States Treasury notes .250%, 10-31-15	5,001,623
4,000,000	United States Treasury notes .250%, 11-30-15	4,001,315
4,000,000	United States Treasury notes .250%, 12-31-15	4,001,331
625,000	United States Treasury bills .023%, 08-13-15 (a)	624,995

	Total Portfolio — 99.95% of total net assets (identified cost $21,634,636) (b)	$21,630,561
	Other assets, less liabilities (.05% of total net assets)	11,466

	Net assets applicable to outstanding shares	$21,642,027

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 94.11% of Total Net Assets

	CHEMICALS — 10.37% of Total Net Assets
$750,000	5.750% Chemtura Corporation, 07-15-21	$765,000
750,000	7.750% LSB Industries, Inc., 08-01-19	795,000

		$1,560,000

	COMPUTER HARDWARE & PERIPHERALS — 2.79% of Total Net Assets
400,000	4.375% Hewlett-Packard Company, 09-15-21	$419,759

		$419,759

	ENERGY SERVICES & PROCESSING — 10.08% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22	$825,000
650,000	8.250% PBF Holding Company, LLC, 02-15-20	690,625

		$1,515,625

	FINANCIAL SERVICES — 8.11% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$308,840
700,000	7.250% First Niagara Financial Group, Inc., 12-15-21	783,833
105,000	8.600% Raymond James Financial, Inc., 08-15-19	127,661

		$1,220,334

	INSURANCE — 7.34% of Total Net Assets
140,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$157,051
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	266,794
600,000	6.000% Pacific Lifecorp, 02-10-20 (a)	680,600

		$1,104,445

	LODGING — 1.80% of Total Net Assets
275,000	3.375% Hyatt Hotels Corporation, 07-15-23	$270,525

		$270,525

	MANUFACTURING — 5.31% of Total Net Assets
791,000	3.875% Kennametal, Inc., 02-15-22	$799,311

		$799,311

	MATERIALS — 8.53% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$747,836
500,000	7.875% USG Corporation, 03-30-20 (a)	535,625

		$1,283,461
	NATURAL RESOURCES — 12.18% of Total Net Assets
75,000	7.625% Diamondback Energy, Inc., 10-01-21	$79,688
800,000	3.550% Freeport-McMoRan, Inc., 03-01-22	674,127
950,000	3.700% Murphy Oil Corporation, 12-01-22	850,549
775,000	6.250% Peabody Energy Corporation, 11-15-21	227,656

		$1,832,020

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 15.20% of Total Net Assets
$743,000	3.375% BEX Portfolio, LLC (Essex Property Trust, Inc.), 01-15-23	$734,206
300,000	3.700% Corporate Office Properties, LP, 06-15-21	296,651
700,000	4.125% Liberty Property LP, 06-15-22	719,900
450,000	7.750% SL Green Realty Corporation, 03-15-20	536,249

		$2,287,006

	RESTAURANTS — .75% of Total Net Assets
116,000	3.350% Darden Restaurants, Inc., 11-01-22	$112,631

		$112,631

	RETAIL — 4.18% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$628,646

		$628,646

	UTILITIES — 3.74% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$562,678

		$562,678

	WASTE & ENVIRONMENTAL SERVICES — 3.73% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$561,166

		$561,166

	Total Corporate Bonds (identified cost $14,979,976)	$14,157,607

Number of Shares
	PREFERRED STOCKS — 4.37% of Total Net Assets
25,000	7.125% Urstadt Biddle Properties, Inc., Series F, Perpetual	$657,750

	Total Preferred Stocks (identified cost $615,300)	$657,750

	Total Portfolio — 98.48% of total net assets (identified cost $15,595,276) (b)	$14,815,357
	Other assets, less liabilities (1.52% of total net assets)	228,428

	Net assets applicable to outstanding shares	$15,043,785

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2015, these securities amounted to $1,483,019, or 9.86% of the Versatile Bond Portfolio's total net assets, and have been determined by the Portfolio's investment adviser to be liquid.

	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.26% of Total Net Assets

	AEROSPACE — 4.03% of Total Net Assets
8,000	Lockheed Martin Corporation	$1,656,800

		$1,656,800

	CHEMICALS — 7.56% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$1,425,100
30,000	Chemtura Corporation (a)	822,900
20,000	Mosaic Company	858,800

		$3,106,800

	COMMUNICATIONS EQUIPMENT — 4.08% of Total Net Assets
25,000	Juniper Networks, Inc.	$710,500
15,000	Qualcomm, Inc.	965,850

		$1,676,350

	COMPUTER SOFTWARE & SERVICES — 4.18% of Total Net Assets
25,000	Autodesk, Inc. (a)	$1,264,500
20,000	Symantec Corporation	454,800

		$1,719,300

	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.34% of Total Net Assets
25,000	Sanmina Corporation (a)	$551,750

		$551,750

	ENERGY SERVICES & PROCESSING — 5.55% of Total Net Assets
10,000	Baker Hughes, Inc.	$581,500
30,000	HollyFrontier Corporation	1,447,800
100,000	Parker Drilling Company (a)	254,000

		$2,283,300

	ENGINEERING & CONSTRUCTION — 3.92% of Total Net Assets
15,000	Fluor Corporation	$701,250
20,000	Ryland Group, Inc.	909,400

		$1,610,650

	ENTERTAINMENT & LEISURE — 15.96% of Total Net Assets
10,000	Disney (Walt) Company	$1,200,000
40,000	Facebook, Inc. Class A (a)	3,760,400
10,000	Viacom, Inc. Class A	571,500
10,000	Wynn Resorts, Ltd.	1,032,300

		$6,564,200

14	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS July 31, 2015 (Unaudited)

Number of Shares		Market Value
	FINANCIAL SERVICES — 11.76% of Total Net Assets
90,000	Janus Capital Group, Inc.	$1,474,200
30,000	Morgan Stanley	1,165,200
30,000	Schwab (Charles) Corporation	1,046,400
15,000	State Street Corporation	1,148,400

		$4,834,200

	MANUFACTURING — 9.57% of Total Net Assets
10,000	Agilent Technologies, Inc.	$409,500
10,000	Harley-Davidson, Inc.	583,000
10,000	Illinois Tool Works, Inc.	894,700
10,000	IPG Photonics Corporation (a)	922,200
10,000	Parker-Hannifin Corporation	1,127,500

		$3,936,900

	MATERIALS — 1.61% of Total Net Assets
15,000	Nucor Corporation	$662,100

		$662,100

	NATURAL RESOURCES — 1.79% of Total Net Assets
50,000	Freeport-McMoRan, Inc.	$587,500
125,000	Peabody Energy Corporation	150,000

		$737,500

	PHARMACEUTICALS — 16.41% of Total Net Assets
10,000	Amgen, Inc.	$1,765,900
20,000	Celgene Corporation (a)	2,625,000
20,000	Gilead Sciences, Inc.	2,357,200

		$6,748,100

	RETAIL — 5.92% of Total Net Assets
8,000	Costco Wholesale Corporation	$1,162,400
15,000	Williams-Sonoma, Inc.	1,269,900

		$2,432,300

	TRANSPORTATION — 6.58% of Total Net Assets
10,000	FedEx Corporation	$1,714,200
10,000	Kansas City Southern	991,900

		$2,706,100

	Total Portfolio — 100.26% of total net assets (identified cost $20,360,004) (b)	$41,226,350
	Liabilities, less other assets (.26% of total net assets)	(107,766)

	Net assets applicable to outstanding shares	$41,118,584

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	15

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Directors (“Board”).

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed on the following page.

16	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	17

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

Permanent Portfolio®
Gold assets	$882,412,823	$—	$—	$882,412,823
Silver assets	198,556,911	—	—	198,556,911
Swiss franc assets	—	383,636,040	—	383,636,040
Real estate and natural resource stocks	679,626,500	—	—	679,626,500
Aggressive growth stocks †	709,537,750	—	—	709,537,750
Dollar assets:
Corporate bonds †	—	574,680,239	—	574,680,239
United States Treasury securities	679,683,038	—	—	679,683,038

Total Portfolio	$3,149,817,022	$958,316,279	$—	$4,108,133,301

	76.67%	23.33%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$21,630,561	$—	$—	$21,630,561

Total Portfolio	$21,630,561	$—	$—	$21,630,561

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$14,157,607	$—	$14,157,607
Preferred stocks	657,750	—	—	657,750

Total Portfolio	$657,750	$14,157,607	$—	$14,815,357

	4.44%	95.56%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stocks †	$41,226,350	$—	$—	$41,226,350

Total Portfolio	$41,226,350	$—	$—	$41,226,350

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2015 and the Fund held no Level 3 assets during the six months then ended.

18	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

As of July 31, 2015 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of foreign currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the six months ended July 31, 2015, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest on:
Corporate bonds	$2,235,626	$—	$387,492	$—
Swiss franc assets	3,404,178	—	—	—
United States Treasury securities	12,522,377	5,425	—	—
Dividends	24,993,271	—	22,266	347,520
Other income	116	—	—	—

	$43,155,568	$5,425	$409,758	$347,520

Continued on following page.	19

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

Federal taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2015, pursuant to the requirements of the Code.

As of January 31, 2015, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. The Fund’s Short-Term Treasury Portfolio had $3,151 in such capital loss carryforwards available, of which $249 expire on January 31, 2019 and $2,902 which do not expire. During the year ended January 31, 2015, the Fund’s Short-Term Treasury Portfolio utilized capital loss carryforwards of $90. Any capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit, and such capital loss carryforwards must be fully utilized before capital loss carryforwards from earlier periods may be utilized. As a result, if the Fund’s Portfolios have Post-2010 Losses, capital loss carryforwards from earlier periods may be more likely to expire unused. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had $318,489, $11,951, $1,235 and $23,925 of such losses, respectively.

During the six months ended July 31, 2015, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2012 through 2014 or expected to be taken on the Fund’s Portfolios’ 2015 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and directors for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

20	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 10, 2014, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.27, $1.91 and $.21, respectively, to shareholders of record on December 9, 2014. Also on December 10, 2014, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $2.90, $.69 and $1.79, respectively, to shareholders of record on December 9, 2014. The Fund’s Short-Term Treasury Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2015.

The tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributions paid from:
Ordinary income	$39,508,130	$—	$596,356	$143,397
Long-term capital gain †	424,357,994	—	212,364	1,222,286

	$463,866,124	$—	$808,720	$1,365,683

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2015: (i) the Fund’s Permanent Portfolio reclassified $4,057,705 from accumulated net realized gain on investments to undistributed net investment income and $13,048,875 from undistributed net investment income to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $146,517 from paid-in capital to undistributed net investment loss; (iii) the Fund’s Versatile Bond Portfolio reclassified $43,719 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $17,114 from undistributed net investment income to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$2,958,087	$—	$68,936	$472,868
Undistributed capital gain (loss) carryforwards	176,153,156	(3,151)	—	566,319
Post-October and Late-Year Ordinary losses	(318,489)	(11,951)	(1,235)	(23,925)
Unrealized appreciation (depreciation) on investments and foreign currencies	472,648,786	(232)	(73,410)	21,001,531

	$651,441,540	$(15,334)	$(5,709)	$22,016,793

Continued on following page.	21

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003 under an Investment Advisory Contract, dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives, before any waivers, annual investment advisory fees, which are calculated daily and paid monthly, based on the average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) all fees, costs, expenses and allowances relating to Fund investments, including brokerage commissions, charges in the purchase and sale of Fund assets and interest on borrowings; (iii) all taxes payable by the Fund; (iv) the fees and expenses of the Fund’s directors; (v) the salaries and expenses of the Fund’s officers (subject to the Waiver Agreement described below); and (vi) extraordinary expenses, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 5, 2014 (“Waiver Agreement”), effective through June 1, 2016, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Permanent Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio’s average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio’s average daily net assets in excess of $10 billion up to $15 billion, .6200% of the Portfolio’s average daily net assets in excess of $15 billion up to $25 billion and .6000% of the Portfolio’s average daily net assets in excess of $25 billion; (ii) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (iii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Also, under the Waiver Agreement, Pacific Heights has agreed to pay the Fund’s officers’ salaries and expenses during the term of the Waiver Agreement. Neither the Fund nor any Portfolio will be required to reimburse Pacific Heights for amounts waived or paid by Pacific Heights pursuant to the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Directors.

Pacific Heights is a California limited liability company. Its manager and the sole trustee of a trust which is its sole member, Michael J. Cuggino (who is also its President and Chief Executive Officer), is the President, Secretary and Chairman of the Board of Directors of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole owner of Pacific Heights, Mr. Cuggino was paid $50,000 by the Fund during the six months ended July 31, 2015 for his service as a director of the Fund.

22	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

Approval of a New Investment Advisory Contract (Subject to Shareholder Approval)

At an “in person” meeting held on June 12 and 14, 2015 (“June Meeting”), the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), unanimously approved a new investment advisory contract (“New Contract”) for each of the Fund’s Portfolios. The Advisory Fees payable by the Portfolios under the New Contract are payable at the same rates as under the Contract, and the New Contract retains the same level of service provided to the Portfolios and the existing unitary fee contract structure whereby each Portfolio pays for advisory and administrative services under what is essentially an “all-in” fee arrangement. The New Contract updates and modernizes certain provisions of the Contract to reflect current industry standards, and is intended to provide greater clarity and efficiency in managing the Portfolios. The New Contract is subject to shareholder approval at a special meeting of shareholders expected to be held in December 2015.

In preparation for consideration of the New Contract, the Board held a telephonic meeting on January 23, 2015 to review the terms of the New Contract. In addition, the Board reviewed a variety of materials provided by Pacific Heights prior to the June Meeting, including a memorandum provided by Pacific Heights responding to information requests from the Independent Directors and material prepared by Lipper, Inc. (“Lipper”), an independent third party, containing information comparing the expenses of the Portfolios to other comparable mutual funds selected by Lipper (“Peer Groups”) and information regarding the performance of the Portfolios relative to relevant market indices and the performance of the Peer Groups. During the June Meeting, the directors met with senior management of the Fund and Pacific Heights to further discuss the terms of the New Contract and the other information provided. The Independent Directors also met independently, and with senior management of the Fund, prior to and during the June Meeting to discuss the same. The Independent Directors were assisted by counsel that is independent of Fund management and Pacific Heights during their deliberations regarding the New Contract, and also received materials discussing the legal standards applicable to their consideration of the New Contract.

In connection with its consideration of the New Contract, the Board evaluated the terms of the New Contract, the overall fairness of the New Contract to the Portfolios and whether the New Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including the following: (1) the nature, extent, and quality of the services to be provided by Pacific Heights; (2) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (3) the Portfolios’ proposed fees and expected expenses; (4) expected economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders; and (5) expected profitability to Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. While each director may have attributed different weights to the various factors, the Board’s determination to approve the New Contract was based on a consideration of all information provided to the Board throughout the year, including information provided in connection with the continuance of the Contract at its December 4-5, 2014 meeting (“December Meeting”), and specifically in connection with the review of the New Contract. The Board members did not identify any particular information or factor that was all-important or controlling.

The Board considered the nature, extent and quality of the services to be provided by Pacific Heights to the Fund. In this connection, the Board revisited the factors it considered at its December Meeting to the extent

Continued on following page.	23

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

relevant to the New Contract. The Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, its commitment to providing high-quality investment advisory and other services to the Fund and its Portfolios, the Board’s overall confidence in the capability and integrity of Pacific Heights and its personnel, the manner in which Pacific Heights addresses non-routine matters that arise including developments related to market conditions as well as fund industry and regulatory developments, and its responsiveness to questions and concerns raised by the Board. With respect to investment advisory services, the Board considered the professional experience of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. The Board also considered the quality of the non-investment advisory services provided by Pacific Heights. The Board noted that, under the New Contract, Pacific Heights and its personnel would continue to provide all administrative, accounting, compliance and other services required in connection with the administration of the affairs of the Fund, including overseeing and coordinating the activities of other service providers. The Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for Portfolio operations, the responsibilities of these personnel and the level of service provided to the Fund.

The Board considered the Fund’s compliance program established pursuant to Rule 38a-1 under the 1940 Act and the compliance-related resources provided to the Fund by Pacific Heights. The Board noted that, on a regular basis, it receives and reviews information from the Fund’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance program and, where relevant, the compliance programs of the Fund’s service providers. The Board considered the Fund’s and Pacific Heights’ compliance histories and the CCO’s implementation of the Fund’s compliance program. The Board also considered the CCO’s and Pacific Heights’ assessment and handling of investment, operational, enterprise, and regulatory and compliance risks associated with the operation of the Portfolios and Pacific Heights.

The Board then considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis, and that Pacific Heights appeared to have the financial resources to fulfill its obligations under the New Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights had experienced personnel, sufficient infrastructure and resources, and had delivered high-quality investment advisory, administrative, accounting, compliance and other services to the Fund, and could reasonably be expected to continue providing high-quality services under the New Contract.

The Board also reviewed the short-, intermediate- and long-term investment performance of each of the Fund’s Portfolios. The Board noted that, on a regular basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors contributing to each Portfolio’s performance. In addition, as part of its review of the New Contract, the Board reviewed the material prepared by Lipper, comparing the performance of each Portfolio to its respective Peer Group and Lipper selected benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2015. Using the material prepared by Lipper, the Board observed the following with respect to the total return performance (before taxes) of the Portfolios as compared to each of their respective Peer Groups and Lipper selected indices: (i) that the Permanent Portfolio’s total return performance lagged the average and equaled the median total return performance of its

24	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

Peer Group, and exceeded the Lipper benchmark index for the ten-year period, but lagged the total return performance of its Peer Group and Lipper benchmark index for the one-, three- and five-year measurement periods; (ii) that the Short-Term Treasury Portfolio’s total return performance lagged the total return performance of its Peer Group and Lipper benchmark index for all measurement periods; (iii) that the Versatile Bond Portfolio’s total return performance lagged the average and exceeded the median total return performance of its Peer Group, and lagged the Lipper Benchmark index for the three-year period, but lagged the total return performance of its Peer Group and Lipper benchmark index for the one-, five- and ten-year measurement periods; and (iv) that the Aggressive Growth Portfolio’s total return performance exceeded the average and median total return performance of its Peer Group and Lipper benchmark index for the three-, five- and ten-year periods, but lagged the total return performance of its Peer Group and Lipper benchmark index for the one-year period. The directors also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, three-, five- and ten-year periods ended March 31, 2015 and observed the following: (i) that the Permanent Portfolio’s total return performance exceeded the returns of the Citigroup 3-Month U.S. Treasury Bill Index for the five- and ten-year measurement periods, but lagged for the one- and three-year periods, and lagged the returns of the Standard & Poor’s 500 Composite Stock Index for each measurement period; (ii) that the Short-Term Treasury Portfolio’s total return performance lagged the returns of the Citigroup 3-Month U.S. Treasury Bill Index for each measurement period; (iii) that the Versatile Bond Portfolio’s total return performance exceeded the returns of the Barclay’s Capital Global Aggregate (Excluding Securitized) Bond Index for the one-, three- and five-year measurement periods, but lagged for the ten-year period; and (iv) that the Aggressive Growth Portfolio’s total return performance exceeded the returns of the Standard & Poor’s 500 Composite Stock Index for the three- and ten-year measurement periods, but lagged for the one- and five-year periods, and exceeded the returns of the Dow Jones Industrial Average for the three-, five- and ten-year measurement periods, but lagged for the one-year period. The Board observed that the Portfolios’ benchmark indices do not reflect deductions for any fees, expenses or taxes while each Portfolios’ performance reflects such deductions.

The Board noted that the Permanent Portfolio’s performance continued to be hampered in recent years by the underperformance of several of the Portfolio’s asset categories including, most notably, its gold and silver holdings and its natural resource stocks. The Board recognized that the Permanent Portfolio’s fundamental investment strategy, which cannot be changed without shareholder approval, is to maintain a fixed allocation of specified asset categories, with the objective of preserving and increasing the purchasing power value of its shares over the long term. The Board concluded that Pacific Heights continued to effectively manage the Portfolio in accordance with its fundamental investment strategy. The Board then discussed the Short-Term Treasury Portfolio’s underperformance. In this regard, the Board noted that the continued extremely low yields on short-term U.S. Treasury securities were more than offset by the Portfolio’s expenses, even after the fee waiver currently in effect for the Portfolio. The Board observed that Pacific Heights’ proposal to seek shareholder approval to change the Short-Term Treasury Portfolio’s investment policies, as discussed at the June Meeting, if enacted, could positively impact the Portfolio’s future performance. With respect to the Versatile Bond Portfolio, the Board noted the Portfolio’s stronger investment performance since the change to its investment strategy in May 2012 and its positive impact on the Portfolio’s longer-term performance.

Continued on following page.	25

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

The Board reviewed the Advisory Fee payable by each of the Portfolios under the New Contract as well as each Portfolio’s overall expense ratio. The Board noted that the Advisory Fee under the New Contract was identical to the Advisory Fee under the Contract and that, as a result, each Portfolio’s overall expense ratio was not expected to differ materially under the New Contract. Utilizing the material prepared by Lipper, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio (before and after fee waivers), its Advisory Fee was lower than the median in its Peer Group, and its overall expense ratio was lower than the median and the lowest in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median and the highest in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio equaled the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group.

In reviewing the Lipper materials, the Board noted that unlike most of the mutual funds comprising the Portfolios’ Peer Groups, under the New Contract, the Portfolios would continue to operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses would be paid by Pacific Heights out of its Advisory Fee rather than paid directly by the Portfolios. The Board noted the difficulty of comparing the Portfolios to non-unitary fee Peer Group funds. The Board observed that given the Portfolios’ unitary fee structure and unlike non-unitary fee funds, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest or among the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability in Portfolio expenses at various asset levels and also protects the Portfolios against the risks of increase in third-party service provider fees and other expenses covered under the unitary fee.

The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. To that end, the Board next considered each Portfolio’s proposed fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the New Contract has breakpoints that provide for a reduction of the applicable Advisory Fee as assets increase, and that the Waiver Agreement provided for additional fee waivers with respect to the Permanent Portfolio, and for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the New Contract had been reached. The Board noted that the Permanent Portfolio did not currently benefit from the Waiver Agreement because its assets were below the level that triggers the first breakpoint in the Waiver Agreement. The Waiver Agreement also provides that, with respect to the Short-Term Treasury Portfolio and the Versatile Bond Portfolio, Pacific Heights waives its Advisory Fee so that the Advisory Fee paid by the Short-Term Treasury Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets, and that the Advisory Fee paid by the Versatile Bond Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. The Board noted that the Waiver Agreement expired by its terms on June 1, 2016. The Board considered that Pacific Heights currently anticipated

26	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

extending the term of the Waiver Agreement for the Short-Term Treasury Portfolio and Versatile Bond Portfolio beyond June 1, 2016, and that with respect to the Permanent Portfolio, the Waiver Agreement would be considered prior to its expiration.

The Board noted that as a result of market conditions and net redemptions over the last few years, the Permanent Portfolio had suffered a substantial decline in assets. Nevertheless, the Board recognized that the still sizeable assets in the Permanent Portfolio had helped the other Portfolios achieve economies of scale because: (i) Pacific Heights had the financial resources to cap Advisory Fees in the Short-Term Treasury Portfolio and the Versatile Bond Portfolio; (ii) the Aggressive Growth Portfolio benefited from lower trade execution costs because of the trading volume in the Permanent Portfolio; and (iii) because the overall cost structure of any Fund-level expenses not covered under the Advisory Fee could be spread over a sizeable asset base, thereby reducing the rate of expenses each Portfolio pays. The Board also viewed positively Pacific Heights’ commitment to undertake, at its own expense, the modernization and streamlining of the Portfolios’ investment policies, the redomiciliation of the Corporation as a Delaware statutory trust and its plans to expand the distribution of the Portfolios through issuance of additional classes of shares in the future, all of which is intended for the benefit of the shareholders in each of the Fund’s Portfolios.

After reviewing these and other related factors, the Board agreed that the proposed fee arrangements continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

The Board also considered the cost of the services to be provided and Pacific Heights’ expected profitability from its relationship with the Portfolios. The Board noted that it regularly receives information regarding Pacific Heights’ costs related to Portfolio operations. The directors noted that the Board had reviewed at its December Meeting a profitability analysis provided by Pacific Heights that compared Pacific Heights’ profitability for the six months ended June 30, 2014 and the year ended December 31, 2013 to that of certain publicly traded investment advisers. The Board also considered any fall-out or ancillary benefits likely to accrue to Pacific Heights from its relationships with the Portfolios. In this regard, the Board noted that Pacific Heights would provide, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee to be paid to Pacific Heights reflects these obligations. The Board recognized that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Corporation and the entrepreneurial risk that it assumes as the investment adviser to the Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

(1) The nature, extent and quality of the services to be provided by Pacific Heights. Conclusion: Pacific Heights could reasonably be expected to provide a high level of service to each Portfolio.

(2) The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory taking into account its fundamental asset allocation strategy and the performance of its investment categories in recent years; the Short-Term Treasury Portfolio’s performance was as expected taking into account the constraints imposed by the investment policies to which the Portfolio is subject; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory.

Continued on following page.	27

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

(3) The Portfolios’ proposed fees and expenses. Conclusion: the Advisory Fee to be paid by each of the Portfolios was fair and reasonable given the nature and quality of the services to be provided. The overall expense ratios of the Portfolios compared to their Peer Groups were expected to be fair and reasonable.

(4) Expected economies of scale and whether proposed fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the proposed Advisory Fee rates contain breakpoints and the Portfolios are expected to benefit from economies of scale under the New Contract.

(5) The expected profit or loss realized by Pacific Heights and any fall-out benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the expected profitability of the New Contract to Pacific Heights is reasonable. Any fall-out benefits expected to accrue to Pacific Heights by virtue of its relationship with the Portfolios are reasonable in relation to the value of the services that Pacific Heights is expected to provide to the Portfolios.

Based on the foregoing, the Board, including its Independent Directors, unanimously approved the New Contract, subject to approval of the New Contract by the shareholders of each of the Fund’s Portfolios to the extent required by the 1940 Act.

4.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2015:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$111,068,873	$—	$1,566,942	$—
Sales	1,025,692,283	—	4,411,229	5,439,073

The Fund’s Permanent Portfolio also sold $193,593,661 and $46,422,917 of gold and silver, respectively, during the six months ended July 31, 2015.

The Fund’s Short-Term Treasury Portfolio only invested in short-term U.S. Treasury securities having maturities of one year or less during the six months ended July 31, 2015. Purchases and sales of portfolio securities were $26,145,988 and $25,500,000, respectively, during the six months then ended.

28	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

5.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2015 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$624,286,281	$—	$224,773	$24,739,864
Investments other than securities	4,980,765	—	—	—

	629,267,046	—	224,773	24,739,864

Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(405,210,287)	(4,075)	(1,004,692)	(3,873,518)
Investments other than securities	(188,783,466)	—	—	—

	(593,993,753)	(4,075)	(1,004,692)	(3,873,518)

Net unrealized appreciation (depreciation) of investments	$35,273,293	$(4,075)	$(779,919)	$20,866,346

6.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

Continued on following page.	29

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Unaudited)

7.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income (loss) were as follows for the period and year then ended.

	Permanent Portfolio®
	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars

Shares sold	5,292,862	$211,760,306	22,544,037	$979,659,986
Distributions reinvested	—	—	9,327,259	372,810,488

	5,292,862	211,760,306	31,871,296	1,352,470,474

Shares redeemed	(34,998,342)	(1,390,153,517)	(102,827,702)	(4,421,738,868)

Net decrease	(29,705,480)	$(1,178,393,211)	(70,956,406)	$(3,069,268,394)

	Short-Term Treasury Portfolio
	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	42,395	$2,758,092	47,337	$3,094,396
Distributions reinvested	—	—	—	—

	42,395	2,758,092	47,337	3,094,396

Shares redeemed	(31,895)	(2,076,562)	(109,356)	(7,155,231)

Net increase (decrease)	10,500	$681,530	(62,019)	$(4,060,835)

	Versatile Bond Portfolio
	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars

Shares sold	37,308	$2,186,940	145,540	$8,874,590
Distributions reinvested	—	—	12,979	768,348

	37,308	2,186,940	158,519	9,642,938

Shares redeemed	(96,777)	(5,731,578)	(81,574)	(4,928,353)

Net increase (decrease)	(59,469)	$(3,544,638)	76,945	$4,714,585

	Aggressive Growth Portfolio
	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	25,221	$1,784,455	141,275	$9,777,169
Distributions reinvested	—	—	18,862	1,312,210

	25,221	1,784,455	160,137	11,089,379

Shares redeemed	(104,678)	(7,385,616)	(235,158)	(15,982,323)

Net decrease	(79,457)	$(5,601,161)	(75,021)	$(4,892,944)

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO®

Financial highlights for the Permanent Portfolio

For each share of capital stock outstanding throughout each period:

	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of period	$40.72		$42.96	$49.59	$48.69	$45.50	$38.06

Income (loss) from investment operations:
Net investment income (1)	.19		.28	.31	.29	.24	.35
Net realized and unrealized gain (loss) on investments and foreign currencies (2)	(2.58)		.65	(2.34)	1.24	3.67	7.41

Total income (loss) from investment operations	(2.39)		.93	(2.03)	1.53	3.91	7.76

Less distributions from:
Net investment income	—		(.27)	(.25)	(.27)	(.42)	(.29)
Net realized gain on investments	—		(2.90)	(4.35)	(.36)	(.30)	(.03)

Total distributions	—		(3.17)	(4.60)	(.63)	(.72)	(.32)

Net asset value, end of period	$38.33		$40.72	$42.96	$49.59	$48.69	$45.50

Total return (3)	(5.87)%	†	2.30%	(4.12)%	3.17%	8.63%	20.41%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$4,165,733		$5,634,021	$8,992,350	$16,997,810	$16,784,635	$10,542,812

Portfolio turnover rate	3.10%	†	17.43%	4.29%	23.71%	8.87%	9.11%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.79%	*	.76%	.72%	.69%	.71%	.77%
Before Advisory Fee waiver	.79%	*	.78%	.77%	.76%	.76%	.78%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.97%	*	.65%	.65%	.61%	.49%	.82%
Before Advisory Fee waiver	.97%	*	.63%	.60%	.54%	.44%	.81%

†	Not annualized.
*	Annualized.
(1)	Net investment income is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

32	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO

Financial highlights for the Short-Term Treasury Portfolio

For each share of capital stock outstanding throughout each period:

	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of period	$65.20		$65.63	$66.03	$66.41	$66.81	$67.75

Loss from investment operations:
Net investment loss (1)	(.21)		(.42)	(.40)	(.39)	(.40)	(.39)
Net realized and unrealized gain (loss) on investments (2)	(.01)		(.01)	—	.01	—	.01

Total loss from investment operations	(.22)		(.43)	(.40)	(.38)	(.40)	(.38)

Less distributions from:
Net investment income	—		—	—	—	—	(.56)

Total distributions	—		—	—	—	—	(.56)

Net asset value, end of period	$64.98		$65.20	$65.63	$66.03	$66.41	$66.81

Total return (3)	(.34)%	†	(.66)%	(.61)%	(.57)%	(.60)%	(.58)%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$21,642		$21,031	$25,237	$28,273	$32,978	$34,383

Portfolio turnover rate (4)	—%	†	—%	—%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.70%	*	.70%	.69%	.69%	.69%	.73%
Before Advisory Fee waiver	1.20%	*	1.20%	1.19%	1.19%	1.19%	1.23%
Ratio of net investment loss to average net assets:
After Advisory Fee waiver	(.69)%	*	(.64)%	(.60)%	(.58)%	(.59)%	(.58)%
Before Advisory Fee waiver	(1.19)%	*	(1.14)%	(1.10)%	(1.08)%	(1.09)%	(1.08)%

†	Not annualized.
*	Annualized.
(1)	Net investment loss is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.
(4)	Portfolio turnover rate is not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.	33

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio

For each share of capital stock outstanding throughout each period:

	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of period	$60.50		$60.50	$60.93	$59.15	$59.15	$60.40

Income (loss) from investment operations:
Net investment income (1)	.61		2.37	2.50	1.34	.15	.76
Net realized and unrealized gain (loss) on investments (2)	(1.80)		.23	(.17)	1.78	.03	(.52)

Total income (loss) from investment operations	(1.19)		2.60	2.33	3.12	.18	.24

Less distributions from:
Net investment income	—		(1.91)	(2.25)	(1.34)	(.18)	(1.49)
Net realized gain on investments	—		(.69)	(.51)	—	—	—

Total distributions	—		(2.60)	(2.76)	(1.34)	(.18)	(1.49)

Net asset value, end of period	$59.31		$60.50	$60.50	$60.93	$59.15	$59.15

Total return (3)	(1.97)%	†	4.37%	3.90%	5.31%	.31%	.40%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$15,044		$18,942	$14,287	$13,417	$12,523	$13,300

Portfolio turnover rate	9.51%	†	38.23%	48.71%	137.43%	71.55%	57.05%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.83%	*	.82%	.82%	.82%	.81%	.83%
Before Advisory Fee waiver	1.20%	*	1.19%	1.19%	1.20%	1.19%	1.20%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.14%	*	3.81%	4.05%	2.24%	.25%	1.26%
Before Advisory Fee waiver	3.76%	*	3.44%	3.68%	1.86%	(.13)%	.89%

†	Not annualized.
*	Annualized.
(1)	Net investment income is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

34	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio

For each share of capital stock outstanding throughout each period:

	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of period	$67.53		$65.03	$52.58	$44.68	$49.14	$39.80

Income (loss) from investment operations:
Net investment income (1)	.13		.22	.26	.58	.24	.11
Net realized and unrealized gain (loss) on investments (2)	2.48		4.28	13.91	8.39	(1.75)	10.45

Total income (loss) from investment operations	2.61		4.50	14.17	8.97	(1.51)	10.56

Less distributions from:
Net investment income	—		(.21)	(.33)	(.46)	(.32)	(.11)
Net realized gain on investments	—		(1.79)	(1.39)	(.61)	(2.63)	(1.11)

Total distributions	—		(2.00)	(1.72)	(1.07)	(2.95)	(1.22)

Net asset value, end of period	$70.14		$67.53	$65.03	$52.58	$44.68	$49.14

Total return (3)	3.86%	†	6.83%	26.84%	20.37%	(2.68)%	26.73%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$41,119		$44,954	$48,167	$27,678	$23,195	$22,905

Portfolio turnover rate	—%	†	5.06%	.31%	8.71%	17.13%	15.51%
Ratio of expenses to average net assets	1.20%	*	1.20%	1.20%	1.19%	1.19%	1.22%
Ratio of net investment income to average net assets	.37%	*	.32%	.44%	1.26%	.52%	.25%

†	Not annualized.
*	Annualized.
(1)	Net investment income is based on average shares outstanding during the period.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes to financial statements.	35

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® Ten Years Ended July 31, 2015 (Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full- faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

36	See page 40 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO Ten Years Ended July 31, 2015 (Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full- faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 40 for explanation of graphs and additional performance information.	37

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO Ten Years Ended July 31, 2015 (Unaudited)

*

The Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index are components of the Citigroup Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. The Barclays Capital Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Barclays Capital Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

38	See page 40 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO Ten Years Ended July 31, 2015 (Unaudited)

*

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 40 for explanation of graphs and additional performance information.	39

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AVERAGE ANNUAL TOTAL RETURNS For Periods Ended July 31, 2015 (Unaudited)

The graphs on pages 36 through 39 compare the initial account values and subsequent account values at the end of each of the most recently completed ten year periods indicated of the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee. If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Versatile Bond Portfolio reflect fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2015
	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception
Permanent Portfolio® (Since 12/1/82) (1)(2)
Return before taxes	-7.89%	-.59%	3.20%	6.01%	7.74%	6.05%
Return after taxes on distributions	-9.55%	-2.04%	2.21%	5.38%	7.10%	5.43%
Return after taxes on distributions and sale of portfolio shares	-3.10%	-.39%	2.53%	4.83%	6.36%	5.00%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.02%	.04%	.06%	1.31%	1.69%	4.08%
Standard & Poor’s 500 Composite Stock Index (4)(6)	11.21%	17.58%	16.24%	7.72%	4.61%	11.44%

Short-Term Treasury Portfolio (Since 5/26/87) (1)(2)(3)
Return before taxes	-.67%	-.62%	-.61%	.61%	.93%	2.63%
Return after taxes on distributions	-.67%	-.62%	-.67%	.32%	.46%	2.00%
Return after taxes on distributions and sale of portfolio shares	-.38%	-.47%	-.48%	.42%	.57%	1.87%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.02%	.04%	.06%	1.31%	1.69%	3.46%

Versatile Bond Portfolio (Since 9/27/91) (1)(2)(3)
Return before taxes	-1.37%	3.65%	2.38%	2.73%	2.77%	3.43%
Return after taxes on distributions	-2.94%	2.22%	1.34%	1.85%	1.75%	2.42%
Return after taxes on distributions and sale of portfolio shares	-.56%	2.25%	1.43%	1.79%	1.77%	2.31%
Barclays Capital Global Aggregate (Excluding Securitized) Bond Index (4)(7)	-7.06%	-1.66%	1.21%	3.50%	5.03%	5.63%
Citigroup AAA/AA 1-3 Year Corporate Bond Index (4)(8)	1.01%	.95%	1.28%	2.99%	3.78%	4.78%
Citigroup A 1-3 Year Corporate Bond Index (4)(9)	1.04%	1.51%	2.01%	3.44%	4.17%	5.06%

Aggressive Growth Portfolio (Since 1/2/90) (1)(2)
Return before taxes	2.93%	20.08%	15.51%	6.60%	6.42%	10.47%
Return after taxes on distributions	2.25%	19.44%	14.83%	5.24%	5.27%	9.61%
Return after taxes on distributions and sale of portfolio shares	2.22%	15.91%	12.53%	5.25%	5.13%	9.15%
Dow Jones Industrial Average (4)(10)	9.34%	13.54%	13.93%	7.98%	6.04%	10.11%
Standard & Poor’s 500 Composite Stock Index (4)(6)	11.21%	17.58%	16.24%	7.72%	4.61%	9.46%

40	See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AVERAGE ANNUAL TOTAL RETURNS For Periods Ended July 31, 2015 (Unaudited)

(1)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(2)

Returns reflect the impact of contractual waivers through June 1, 2016 pursuant to the Waiver Agreement. Amounts so waived may not be recaptured by the Fund’s investment adviser. The net expense ratio (after fee waivers) and the gross expense ratio (before fee waivers) for fiscal year ended January 31, 2015, as stated in the Fund’s most recent Prospectus, dated June 1, 2015, were: (i) for the Permanent Portfolio, .76% and .78%, respectively; (ii) for the Short-Term Treasury Portfolio, .70% and 1.20%, respectively; (iii) for the Versatile Bond Portfolio, .82% and 1.19%, respectively; and (iv) for the Aggressive Growth Portfolio, 1.20% and 1.20%, respectively.

(3)

The thirty-day SEC standardized yield on the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2015, calculated for each Portfolio by dividing the net investment income or loss per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was -.58% and 4.06%, respectively.

(4)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

(5)

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index.

(6)

The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks. You cannot invest directly in an index.

(7)

The Barclays Capital Global Aggregate Bond Index is a market-capitalization weighted, broad-based securities index that measures a wide range of global, government-related, treasury, corporate and securitized fixed-income investments. Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, which commenced on September 30, 2002, is a sub-index of Barclays Capital Global Aggregate Bond Index that excludes securitized fixed-income investments. Returns presented are calculated using the return data of Barclays Capital Global Aggregate Bond Index through September 29, 2002 and the return data of Barclays Capital Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002. You cannot invest directly in an index.

(8)

The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(9)

The Citigroup A 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated A by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(10)

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. You cannot invest directly in an index.

See pages 42-45 for Portfolio specific risks.	41

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® MANAGEMENT’S DISCUSSION AND ANALYSIS Six Months Ended July 31, 2015 (Unaudited)

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and short-term, high grade corporate bonds. During the six months ended July 31, 2015, the Portfolio achieved a total return of -5.87%, net of expenses to average net assets of .79%, as compared to .01% for the Citigroup 3-Month U.S. Treasury Bill Index and 6.55% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a .17% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the six months then ended reflected the positive returns on its aggressive growth stocks and its corporate bond holdings being more than offset by negative returns on its gold and silver holdings, its Swiss Franc assets, its real estate and natural resource stocks and its U.S. Treasury bond holdings. Neither the Citigroup 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks.

The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2015.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

42

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Six Months Ended July 31, 2015 (Unaudited)

The Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests its assets in debt obligations of the U.S. Treasury, at least 80% of which are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months, with the balance being invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio’s dollar-weighted average length to maturity will not exceed ninety days. During the six months ended July 31, 2015, the Portfolio achieved a total return of -.34%, net of expenses to average net assets of .70%, as compared to .01% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the very low investment returns available on short-term U.S. Treasury securities which were more than offset by the Portfolio’s expenses during the period. The Citigroup 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Short-Term Treasury Portfolio’s investment holdings by days to maturity, as a percentage of investments as of July 31, 2015.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

43

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Six Months Ended July 31, 2015 (Unaudited)

The Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the six months ended July 31, 2015, the Portfolio achieved a total return of -1.97%, net of expenses to average net assets of .83%, as compared to -3.12% for the Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, .20% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and .34% for the Citigroup A 1-3 Year Corporate Bond Index over the same period. The Portfolio’s return and the returns of the indices during the six months then ended were consistent with the general level and direction of interest rates during the period. The Portfolio’s return reflects its investment selection and the timing of purchases and sales of those investments in relation to the indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of July 31, 2015. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

44

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Six Months Ended July 31, 2015 (Unaudited)

The Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a portfolio of domestic stocks and stock warrants selected for high profit potential. During the six months ended July 31, 2015, the Portfolio achieved a total return of 3.86%, net of expenses to average net assets of 1.20%, as compared to 4.29% for the Dow Jones Industrial Average and 6.55% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the six months ended July 31, 2015 included pharmaceuticals, entertainment and leisure, financial services and energy services and processing, while natural resources, computer software and services and transportation contributed the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2015.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

45

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. EXPENSE EXAMPLES Six Months Ended July 31, 2015 (Unaudited)

Expense Examples

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2015 and held for the entire six months ended July 31, 2015.

Actual Expenses

The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2015” to estimate the expenses you paid on your account during the six months ended July 31, 2015.

Hypothetical Example for Comparison Purposes

The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2015. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

46	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. EXPENSE EXAMPLES Six Months Ended July 31, 2015 (Unaudited)

	Beginning Account Value January 31, 2015	Ending Account Value July 31, 2015	Expenses Paid* During Six Months Ended July 31, 2015
PERMANENT PORTFOLIO
Actual	$1,000.00	$941.30	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,020.88	3.96

SHORT-TERM TREASURY PORTFOLIO
Actual	1,000.00	996.60	3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.32	3.51

VERSATILE BOND PORTFOLIO
Actual	1,000.00	980.30	4.08
Hypothetical (5% return before expenses)	1,000.00	1,020.68	4.16

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	1,038.60	6.07
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01

*

Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .79%, the Short-Term Treasury Portfolio’s annualized expense ratio of .70%, the Versatile Bond Portfolio’s annualized expense ratio of .83% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.20%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2015).

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2015 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. DIRECTORS AND OFFICERS (Unaudited)

All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND

Director	age 80

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER

Director	age 63

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Director	age 75

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Director	age 52

A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is also the sole trustee of a trust which is the sole member, and manager (also the President and Chief Executive Officer), of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	age 60

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	age 60

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since April 2010 and March 2010, respectively. Previously, Ms. Freund served as an independent consultant to various asset management firms from March 2009 through March 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

51

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

SEMI-ANNUAL

REPORT

July 31, 2015

Must be preceded or accompanied by a prospectus.

09/15

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2015 Permanent Portfolio Family of Funds, Inc. All rights reserved.